Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2016		December 31, 2017		December 31, 2018
Recoverable taxes:
IMPAC	Ps.	58,960	Ps.	111,987	Ps.	57,759
ISR		23,420		21,780		40,492
IVA		39,385		30,886		28,729
Tax to cash deposits		1,412		863		343
Business flat tax (IETU)		4,263		3,506		3,399
Withholding taxes		18,157		26,040		22,362
Corporation taxes		—		3,316		66,338
Other		1,083		198		722
	Ps.	146,680	Ps.	198,576	Ps.	220,144

Summary of Income Tax Expense (Benefit)	Income Tax – Income tax expense (benefit) for the years ended at December 31, 2016, 2017 and 2018 consists of the following:

	2016		2017		2018
ISR:
Current	Ps.	1,532,875	Ps.	1,849,551	Ps.	2,117,491
Deferred		(266,302)		(408,910)		(248,450)
	Ps.	1,266,573	Ps.	1,440,641	Ps.	1,869,041

Schedule of Effective Tax Rate	Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2016, 2017 and 2018 is shown below:

	%	2016		%		2017	%	2018
Income before income taxes		Ps.	4,620,132		Ps.	6,171,722		Ps.	7,007,672
Income tax by applying the weighted average statutory rate (1)	29.5%		1,362,939	30.0%		1,851,517	30.0%		2,102,302
Effects of tax inflation over monetary assets	(0.1)%		(4,893)	(7.8)%		(478,609)	(3.9)%		(271,601)
(Unrecognized) applied tax loss carryforwards	(2.1%)		(96,635)	1.0%		62,975	0.8%		57,733
Derecognition of deferred tax asset	—		—	1.0%		63,657	0.9%		60,115
Loss of goodwill impairment, not deductible	—		—	(0.1)%		(4,043)	—		—
Tax rate change in border area	—		—	—		—	0.3%		19,391
Employee benefits	—		—	(0.2%)		(12,220)	0.1%		(603)
Cancellation of recoverable tax on assets - undue payments	—		—	(0.1)%		(7,587)	(0.8)%		(54,444)
Other	0.1%		5,162	(0.6)%		(35,049)	(0.6)%		(43,852)
Effective tax rate	27.4%	Ps.	1,266,573	23.3%	Ps.	1,440,641	26.7%	Ps.	1,869,041

(1)

The tax rate used for the 2016, 2017 and 2018 reconciliations above is the average corporate tax rate payable by corporate entities in Mexico, Jamaica and Spain on taxable profits under tax law in these jurisdictions.

Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability

The net deferred income tax assets are from Mexican subsidiaries:

	December 31, 2016		December 31, 2017		December 31, 2018
Deferred ISR asset (liability):
Allowance for doubtful accounts	Ps.	8,267	Ps.	7,209	Ps.	10,636
Machinery and equipment		31,854		37,645		46,723
Improvements to concession assets		411,620		511,166		567,497
Airport concessions and rights to use airport facilities		4,162,475		4,461,211		4,592,116
Other acquired rights		118,215		130,776		139,268
Derivative financial instruments		(20,446)		(30,667)		(39,492)
Other assets		268		387		445
Tax loss carryforwards		233,965		170,990		113,257
Employee benefits		20,898		27,257		27,805
Accruals		9,469		12,966		14,024
Recoverable tax on assets		94,259		25,342		—
Deferred income tax asset	Ps.	5,070,844	Ps.	5,354,282	Ps.	5,472,279

The net deferred income tax liability corresponds to the subsidiary in Jamaica:

	December 31, 2016		December 31, 2017		December 31, 2018
Deferred tax (liability) asset:
Trade receivables	Ps.	(10,991)	Ps.	(822)	Ps.	(820)
Machinery, equipment and improvements on leased buildings		(114,627)		(103,782)		(96,496)
Improvements to concession assets		(2,209)		(2,008)		(1,905)
Airport concessions		(835,432)		(748,879)		(700,168)
Accruals		16,586		16,238		14,458
Deferred tax liability	Ps.	(946,673)	Ps.	(839,253)	Ps.	(784,931)

Schedule of Unrecognized Deferred Income Tax Assets	Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position is comprised of the following items for the Mexican subsidiaries:

	December 31, 2016		December 31, 2017		December 31, 2018
Tax loss carryforwards	Ps.	221,330	Ps.	212,464	Ps.	235,475
Recoverable tax on assets		232,796		225,209		170,765
	Ps.	454,126	Ps.	437,673	Ps.	406,240

Summary of Deferred Income Tax from Tax Loss Carryforwards	Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Aguascalientes, Los Mochis, Manzanillo and Morelia, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable in the airports of Aguascalientes, Morelia and in Grupo Aeroportuario del Pacífico, S.A.B. de C.V., according to the amounts shown in the following table. With respect to tax legislation relative to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2025. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.
	December 31, 2016		December 31, 2017		December 31, 2018
Tax loss carryforwards	Ps.	1,517,650	Ps.	1,278,180	Ps.	1,162,441
Unrecognized tax loss carryforwards		(737,766)		(708,212)		(784,917)
Recognized tax loss carryforwards	Ps.	779,884	Ps.	569,968	Ps.	377,524

Summary of Reconciliation of Changes in Deferred Tax Assets

	Balance as of January 1, 2016		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	34,813	Ps.	(26,546)	Ps.	—	Ps.	—	Ps.	8,267
Machinery, equipment and improvements on leased assets		30,017		1,837		—		—		31,854
Improvements to concession assets		372,266		39,354		—		—		411,620
Airport concessions and rights to use airport facilities		4,046,418		116,057		—		—		4,162,475
Other acquired rights		111,492		6,723		—		—		118,215
Derivative financial instruments		—		(20,446)		—		—		(20,446)
Other assets		(121)		389		—		—		268
Tax loss carryforwards		137,330		96,635		—		—		233,965
Employee benefits		25,701		61		—		(4,864)		20,898
Accruals		7,251		2,218		—		—		9,469
Recoverable tax on assets		168,054		(842)		(72,953)		—		94,259
Total deferred tax asset	Ps.	4,933,221	Ps.	215,440	Ps.	(72,953)	Ps.	(4,864)	Ps.	5,070,844

	Balance as of January 1, 2017		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	8,267	Ps.	(1,058)	Ps.	—	Ps.	—	Ps.	7,209
Machinery, equipment and improvements on leased assets		31,854		5,791		—		—		37,645
Improvements to concession assets		411,620		99,546		—		—		511,166
Airport concessions and rights to use airport facilities		4,162,475		298,736		—		—		4,461,211
Other acquired rights		118,215		12,561		—		—		130,776
Derivative financial instruments		(20,446)		(10,221)		—		—		(30,667)
Other assets		268		119		—		—		387
Tax loss carryforwards		233,965		(62,975)		—		—		170,990
Employee benefits		20,898		8,721		—		(2,362)		27,257
Accruals		9,469		3,497		—		—		12,966
Recoverable tax on assets		94,259		2,656		(71,573)		—		25,342
Total deferred tax asset	Ps.	5,070,844	Ps.	357,373	Ps.	(71,573)	Ps.	(2,362)	Ps.	5,354,282

	Balance as of January 1, 2018		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	$7,209	Ps.	3,427	Ps.	—	Ps.	—	Ps.	10,636
Machinery, equipment and improvements on leased assets		37,645		9,078		—		—		46,723
Improvements to concession assets		511,166		56,331		—		—		567,497
Airport concessions and rights to use airport facilities		4,461,211		130,905		—		—		4,592,116
Other acquired rights		130,776		8,492		—		—		139,268
Derivative financial instruments		(30,667)		(8,825)		—		—		(39,492)
Other assets		387		58		—		—		445
Tax loss carryforwards		170,990		(57,733)		—		—		113,257
Employee benefits		27,257		(5,236)		—		5,784		27,805
Accruals		12,966		1,058		—		—		14,024
Recoverable tax on assets		25,342		54,444		(79,786)		—		-
Total deferred tax asset	Ps.	5,354,282	Ps.	191,999	Ps.	(79,786)	Ps.	5,784	Ps.	5,472,279

Summary of Reconciliation of Changes in Deferred Tax Liabilities
	Balance as of January 1, 2016		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(2,158)	Ps.	(535)	Ps.	(8,298)	Ps.	(10,991)
Machinery, equipment and improvements on leased assets		(100,485)		6,307		(20,449)		(114,627)
Improvements to concession assets		(2,466)		94		163		(2,209)
Airport concessions		(728,231)		45,003		(152,204)		(835,432)
Accruals		14,461		(6)		2,131		16,586
Total deferred tax liability	Ps.	(818,879)	Ps.	50,863	Ps.	(178,657)	Ps.	(946,673)

	Balance as of January 1, 2017		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(10,991)	Ps.	(185)	Ps.	10,354	Ps.	(822)
Machinery, equipment and improvements on leased assets		(114,627)		5,555		5,290		(103,782)
Improvements to concession assets		(2,209)		95		106		(2,008)
Airport concessions		(835,432)		45,675		40,878		(748,879)
Accruals		16,586		398		(746)		16,238
Total deferred tax liability	Ps.	(946,673)	Ps.	51,538	Ps.	55,882	Ps.	(839,253)

	Balance as of January 1, 2018		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(822)	Ps.	5,220	Ps.	(5,218)	Ps.	(820)
Machinery, equipment and improvements on leased assets		(103,782)		6,998		288		(96,496)
Improvements to concession assets		(2,008)		97		6		(1,905)
Airport concessions		(748,879)		46,399		2,312		(700,168)
Accruals		16,238		(2,263)		483		14,458
Total deferred tax liability	Ps.	(839,253)	Ps.	56,451	Ps.	(2,129)	Ps.	(784,931)

Summary of Components of Recoverable Tax on Assets

At December 31, 2016, 2017 and 2018, the recoverable tax on assets is comprised as follows.

	December 31, 2016		December 31, 2017		December 31, 2018
Recoverable tax on assets paid	Ps.	327,055	Ps.	250,551	Ps.	170,765
Unrecognized recoverable tax on assets paid		(232,796)		(225,209)		(170,765)
Recognized recoverable tax on assets	Ps.	94,259	Ps.	25,342	Ps.	—